MARYLAND DEPARTMENT OF ASSESSMENT AND TAXATION

Date: 04/24/2025

VENABLE LLP

SUITE 900

750 E PRATT ST

BALTIMORE MD 21202-3142

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:

ENTITY NAME	:	CLARION PARTNERS REAL ESTATE INCOME FUND INC.
DEPARTMENT ID	:	Dl9297555
TYPE OF REQUEST	:	ARTICLES OF AMENDMENT
DATE FILED	:	04-24-2025
TIME FILED	:	12:17 PM
RECORDING FEE	:	$100.00
ORG. & CAP FEE	:	$60.00
EXPEDITED FEE	:	$445.00
COPY FEE	:	$24.00
FILING NUMBER	:	1000362014903530
CUSTOMER ID	:	0004018133
WORK ORDER NUMBER	:	0005234707

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore metro area (410) 767-4950

Outside metro area (888) 246-5941

0014053828
700 East Pratt Street 2nd Floor Suite 2700, Baltimore, Maryland 21202
Telephone (410)767-4950 / Toll free in Maryland (888)246-5941	CACCPT
MRS (Maryland Relay Service) (800)735-2258 TT/Voice
Website: www.dat.maryland.gov

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE:	Y
EFFECTIVE DATE:	04-24-2025
PRINCIPAL OFFICE:	SUITE 900
750 EAST PRATT STREET BALTIMORE MD 21202
RESIDENT AGENT:	CSC-LAWYERS INCORPORATING SERVICE
COMPANY
7 ST. PAUL STREET SUITE 820 BALTIMORE MD 21202

Execution Version

APR 24 2025

CLARION PARTNERS REAL ESTATE INCOME FUND lNC.

ARTICLES OF AMENDMENT

Clarion Partners Real Estate Income Fund Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST: The Charter of the Corporation is hereby amended by deleting the first two sentences of Section 6.1 of Article VI and inserting in lieu thereof two new sentences to read as follows:

“The Corporation has authority to issue seven hundred million (700,000,000) shares of common stock, $0.001 par value per share (“Common Stock”), of which one hundred million (100,000,000) shares are designated as Class S shares of Common Stock, one hundred million (100,000,000) shares are designated as Class T shares of Common Stock, one hundred million (100,000,000) shares are designated as Class D shares of Common Stock, and four hundred million (400,000,000) shares are designated as Class I shares of Common Stock. The aggregate par value of all authorized shares of stock having par value is $700,000.”

SECOND: The foregoing amendment of the Charter was approved by a majority of the entire Board of Directors of the Corporation as required by law and was limited to a change expressly authorized to be made without any action by the stockholders of the Corporation by the Charter and Section 2-105(a)(13) of the Maryland General Corporation Law (the “MGCL”).

THIRD: Immediately prior to the foregoing amendment, the Corporation had authority to issue four hundred million (400,000,000) shares of common stock, $0.001 par value per share (“Common Stock”), of which one hundred million (100,000,000) shares were designated as Class S shares of Common Stock, one hundred million (100,000,000) shares were designated as Class T shares of Common Stock, one hundred million (100,000,000) shares were designated as Class D shares of Common Stock, and one hundred million (100,000.000) shares were designated as Class I shares of Common Stock. The aggregate par value of all authorized shares of all classes of stock having par value was $400,000.

FOURTH: The total number of shares of stock which the Corporation has authority to issue pursuant to the foregoing amendment is seven hundred million (700,000,000) shares of Common Stock, of which one hundred million (100,000,000) shares are designated as Class S shares of Common Stock, one hundred million (100,000,000) shares are designated as Class T shares of Common Stock, one hundred million (100,000,000) shares are designated as Class D shares of Common Stock, and four hundred million (400,000,000) shares are designated as Class I shares of Common Stock. The aggregate par value of all authorized shares of all classes of stock having par value is $700.000.

FIFTH: The information required by Section 2-607(b)(2)(i) of the MGCL is not changed by the foregoing amendment of the Charter.

APR 24 2025

SIXTH: These Articles of Amendment shall become effective immediately upon the acceptance for record by the State Department of Assessments and Taxation of Maryland.

SEVENTH: The undersigned acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned acknowledges that, to the best of such officer’s knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

[SIGNATURE PAGE FOLLOWS]

Docusign Envelope ID: 14646753-0AB8-4E34-8EBE-1A92D7495948

APR 24 2025

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its CEO, President and Director and attested to by its Secretary on this 23rd day of April 2025.

ATTEST:	CLARION PARTNERS REAL ESTATE INCOME FUND INC.

/s/Marc A. De Oliveria	/s/ Jane Trust

Name: Marc A. De Oliveira	Name: Jane Trust
Title: Secretary	Title: CEO, President and Director

CORPORATE CHARTER APPROVAL SHEET ** EXPEDITED SERVICE ** **KEEP WITH DOCUMENT DOCUMENT CODE 09 BUSINESS CODE 03 Affix Barcode Label Here # D19297555 Close X Stock X Nonstock PA. Religious Merging /Converting Affix Text Label Here Surviving/Resulting New Name FEES REMITTED Base Fee: 100 Change of Name Org. & Cap. Fee: 60 Change of Principal Office Expedite Fee: 445 Change of Resident Agent Penalty: Change of Resident Agent Address State Recordation Tax: Resignation of Resident Agent State Transfer Tax: Designation of Resident Agent 1 Certified Copies and Resident Agent’s Address Copy Fee: 24 Change of Business Code Certificates Certificate of Status Fee: Adoption of Assumed Name Personal Property Filings: NP Fund: Other: Other Change(s) TOTAL FEES 629 Credit Card Check X Cash 1 Documents on 1 Checks Approved By 25 Keyed By: COMMENT(S): Code Attention: Mail: Names and Address CERTIFIED COPY MADE Stamp Work Order and Customer Number HERE

Corporate Charter Approval Sheet

Expedited Service - Keep with Document

Document Code: 09
Business Code: 03
#D19297555

Close: Yes
Stock: Yes

Fees Remited:
Base Fee: 100
Org & Cap Fee:60
Expedited Fee: 445
Copy Fee: 24
Toal Fee: 629

Certified Copies: 1
Check: Yes
1 Document on 1 copy
Approved by: 25